INTANGIBLE ASSETS - Amortization expense (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
INTANGIBLE ASSETS
Amortization of intangible assets	¥ 433	¥ 391	¥ 255
Annual estimated amortization expense for intangible assets subject to amortization
2019	432
2020	416
2021	252
2022	214
2023	164
Total	¥ 1,478